Fair Value Disclosures on Financial Instruments - Valuation Techniques and Inputs (Details) - Unlisted equity investments - Fair Value - Measured at Fair Value on a Recurring Basis	12 Months Ended
Dec. 31, 2018
Lowest
Valuation Techniques and Inputs
Revenue multiple	8.6
Discount for lack of marketability	10.00%
Highest
Valuation Techniques and Inputs
Revenue multiple	9.0
Discount for lack of marketability	20.00%